Subsequent Events (Details) $ in Thousands			3 Months Ended
	Jul. 22, 2026 USD ($)	Jul. 02, 2026 USD ($) shares	Sep. 30, 2026 USD ($)	Jul. 02, 2026 kr / shares	Jun. 30, 2026	Dec. 31, 2025
MPC Container Ships ASA [Member]
Subsequent Events [Abstract]
Ownership percentage before the transaction					20.10%	17.14%
Subsequent Event [Member]
Subsequent Events [Abstract]
Equity interest held in joint venture	30.00%
Cash consideration	$ 18,750
Amount of debt	$ 11,500
Subsequent Event [Member] | MPC Container Ships ASA [Member] | Private Placement [Member]
Subsequent Events [Abstract]
Sale of stock, number of shares issued (in shares) | shares		44,370,027
Sale of stock, price per share (in Norwegian krone per share) | kr / shares				kr 24
Sale of stock, consideration received		$ 107,000
Sale of stock, percentage of ownership after transaction		18.30%
Forecast [Member]
Subsequent Events [Abstract]
Net gain from joint venture			$ 2,900